Shareholders' Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 10, 2019	Jan. 03, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Common Stocks (Textual)
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares authorized				Unlimited	Unlimited
Ordinary shares issued				11,961,006
Fair value for convertible debt				$ 5,455,350
Description of ordinary shares issued				On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of 0.001 par value to thirteen shareholders, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT.
Pre-delivery shares				4,000,000
Initial Public Offering [Member]
Common Stocks (Textual)
Ordinary shares of public offering		39,975	2,506,300
Public offering price		$ 4.00	$ 4.00
Gross proceeds initial public offering		$ 10,200,000
Newly shares issued	160,246